Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other receivables [text block] [Abstract]
Schedule of other receivables
			Convenience
			Translation
	December 31,		December 31,
	2020	2021	2021
	N I S		U.S. dollars
Government authorities	229	306	98
Prepaid expenses and other	975	706	227
	1,204	1,012	325